Provision For Tax, Civil And Labor Risks - Schedule of contingent liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Total contingent liabilities	R$ 3,642,219	R$ 3,444,693
Judicial deposits	(337,255)	(333,577)	R$ (319,433)
Tax Contignecy [Member]
Disclosure of contingent liabilities [line items]
Total contingent liabilities	3,503,392	3,265,543
Civil Contignecy [Member]
Disclosure of contingent liabilities [line items]
Total contingent liabilities	61,532	63,910
Labor Contignecy [Member]
Disclosure of contingent liabilities [line items]
Total contingent liabilities	77,295	115,240
Contigent Deposits [Member]
Disclosure of contingent liabilities [line items]
Judicial deposits	R$ (136,258)	R$ (100,754)